Investment Contract Liabilities - Summary of Movement in Investment Contract Liabilities Measured at Fair Value (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Investment Contract Liabilities [line items]
Ending balance	$ 11,816	$ 10,079
Fair value [Member]
Disclosure of Investment Contract Liabilities [line items]
Balance, excluding those for account of segregated fund holders, January 1	798	825
New contracts	48	79
Changes in market conditions	47	(56)
Redemptions, surrenders and maturities	(122)	(99)
Impact of changes in foreign exchange rates	(22)	49
Balance, excluding those for account of segregated fund holders, December 31	749	798
Investment contract liabilities for account of segregated fund holders	263,401	238,346
Ending balance	$ 264,150	$ 239,144